Stock-Based Compensation Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation Awards (Tables) [Line Items]
Schedule of Stock-Based Compensation Expense

The following table sets forth the total stock-based compensation cost included in the Company’s unaudited condensed consolidated statements of operations for the periods indicated:

	Three Months Ended March 31,
($ in thousands)	2025	2024
Research and development	$23	$119
General and administrative	145	315
Total stock-based compensation	$168	$434

The following table sets forth the total stock-based compensation cost included in the Company’s consolidated statements of operations for the years ended December 31, 2024 and 2023:

($ in thousands)	2024	2023
Research and development	$157	$160
General and administrative (*)	730	292
Total	$887	$452

(*) - Includes approximately $72,000 in stock bonuses pursuant to the 2022 Omnibus Incentive Plan.

2022 Omnibus Incentive Plan [Member]
Stock-Based Compensation Awards (Tables) [Line Items]
Schedule of Stock Options

2022 Omnibus Incentive Plan - Stock Options

	Options	Weighted- Average Exercise Price	Total Intrinsic Value	Weighted- Average Remaining Contractual Life (Years)
Outstanding at December 31, 2024	13,114	$46.00	$—	8.2
Exercised	—
Issued	—
Forfeited / cancelled	—
Outstanding at March 31, 2025	13,114	$46.00	$—	8.0
Vested and exercisable at March 31, 2025	13,114	$46.00	$—	8.0

Option activity for the year ended December 31, 2024, is as follows:

2022 Omnibus Incentive Plan - Options

				Weighted
		Weighted		Average
		Average	Total	Remaining
		Exercise	Intrinsic	Contractual
($ in thousands)	Options	Price	Value	Life (Years)

Outstanding as of December 31, 2023	14,045	$46.00	$—	9.3
Exercised	—
Issued	—
Forfeited / cancelled	(931)
Outstanding as of December 31, 2024	13,114	$46.00	$—	8.5
Vested and exercisable as of December 31, 2024	13,114	$—	$—	8.5

Schedule of RSU Activity

2022 Omnibus Incentive Plan - RSUs

	Number of RSU	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2024	219,500	$5.09
Granted	—
Vested	(7,417)
Forfeited / cancelled	—
Outstanding at March 31, 2025	212,083	$4.64

2022 Omnibus Incentive Plan - RSUs

	Restricted Stock Units	Weighted Average Grant Date Fair Value (per share)
Outstanding as of December 31, 2023	9,361	$36.75
Granted	219,500
Vested	(9,183)
Forfeited / cancelled	(178)
Outstanding as of December 31, 2024	219,500	$5.09

2019 Stock Incentive Plan [Member]
Stock-Based Compensation Awards (Tables) [Line Items]
Schedule of Stock Options

2019 Omnibus Incentive Plan - Options

	Options	Weighted- Average Exercise Price	Total Intrinsic Value	Weighted- Average Remaining Contractual Life (Years)
Outstanding at December 31, 2024	8,817	$44.30	$—	5.5
Exercised	—
Issued	—
Forfeited / cancelled	—
Outstanding at March 31, 2025	8,817	$44.30	$—	5.2
Vested and exercisable at March 31, 2025	8,662	$44.90	$—	5.2

2019 Stock Incentive Plan - Options

				Weighted
		Weighted		Average
		Average	Total	Remaining
		Exercise	Intrinsic	Contractual
($ in thousands)	Options	Price	Value	Life (Years)

Outstanding as of December 31, 2023	9,797	$46.00	$—	6.7
Exercised	—
Issued	—
Forfeited / cancelled	(980)
Outstanding as of December 31, 2024	8,817	$46.00	$—	5.9
Vested and exercisable as of December 31, 2024	8,503	$46.00	$—	5.9

Schedule of RSU Activity

2019 Stock Incentive Plan - RSUs

	Number of RSU	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2024	747	$200.00
Granted	—
Vested	(555)
Forfeited / cancelled	—
Outstanding at March 31, 2025	192	$200.00

2019 Stock Incentive Plan - RSUs

	Restricted Stock Units	Weighted Average Grant Date Fair Value (per share)
Outstanding as of December 31, 2023	3,698	$200.00
Granted	—
Vested	(2,529)
Forfeited / cancelled	(422)
Outstanding as of December 31, 2024	747	$200.00